SEMI-ANNUAL REPORT AS OF
SEPTEMBER 30, 1998 (UNAUDITED)


SEI INDEX FUNDS



--------------------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------------------
Bond Index
--------------------------------------------------------------------------------

[LOGO OMITTED]

The art of people.
The science of results.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS..............................................     1
STATEMENT OF OPERATIONS..............................................    11
STATEMENT OF CHANGES IN NET ASSETS...................................    12
FINANCIAL HIGHLIGHTS.................................................    13
NOTES TO FINANCIAL STATEMENTS........................................    14

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1998 (UNAUDITED)



S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.8%
AEROSPACE & DEFENSE -- 0.2%
   Raytheon Company, Cl B             67,440    $    3,638
                                                ----------
AGRICULTURE -- 0.1%
   Pioneer Hi-Bred International      48,600         1,276
                                                ----------
AIR TRANSPORTATION -- 0.4%
   AMR*                               36,670         2,033
   Delta Air Lines                    15,285         1,486
   FDX*                               29,602         1,336
   Southwest Airlines                 67,100         1,342
   US Air Group*                      18,765           950
                                                ----------
                                                     7,147
                                                ----------
AIRCRAFT -- 1.5%
   Allegheny Teledyne                 39,548           704
   Allied Signal                     112,540         3,981
   Boeing                            201,971         6,930
   General Dynamics                   25,460         1,278
   Lockheed Martin                    38,916         3,923
   Northrop                           13,665           998
   Rockwell International             38,230         1,381
   Textron                            32,910         1,995
   United Technologies                45,530         3,480
                                                ----------
                                                    24,670
                                                ----------
APPAREL/TEXTILES -- 0.1%
   Fruit of the Loom, Cl A*           14,500           218
   Liz Claiborne                      13,050           342
   Russell                             7,265           191
   Springs Industries, Cl A            3,870           134
   VF                                 24,260           901
                                                ----------
                                                     1,786
                                                ----------
AUTOMOTIVE -- 2.0%
   Chrysler                          129,184         6,185
   Cooper Tire & Rubber               15,900           286
   Dana                               33,257         1,241
   Eaton                              14,330           898
   Fleetwood Enterprises               7,390           223
   Ford Motor                        242,040        11,361
   General Motors                    130,730         7,149
   Genuine Parts                      35,992         1,082
   Goodyear Tire & Rubber             31,670         1,627
   ITT Industries                     23,865           808
   Navistar International*            13,726           311
   Paccar                             15,708           647
   TRW                                24,720         1,097
                                                ----------
                                                    32,915
                                                ----------
--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
BANKS -- 7.6%
   Banc One                          140,834   $     6,003
   Bank of New York                  149,600         4,095
   BankAmerica                       137,076         8,242
   BankBoston                         59,160         1,952
   Bankers Trust New York             19,885         1,173
   BB&T                               56,800         1,700
   Chase Manhattan                   171,555         7,420
   Citicorp                           90,445         8,406
   Comerica                           31,450         1,724
   Fifth Third Bancorp                52,950         3,045
   First Chicago                      57,202         3,918
   First Union                       193,614         9,911
   Fleet Financial Group              56,566         4,154
   Golden West Financial              11,505           941
   H.F. Ahmanson                      21,500         1,193
   Huntington Bancshares              42,570         1,070
   J.P. Morgan                        35,230         2,981
   KeyCorp                            87,642         2,531
   Mellon Bank                        51,810         2,853
   Mercantile Bancorp                 30,400         1,471
   National City                      65,900         4,345
   NationsBank                       192,297        10,288
   Northern Trust                     22,500         1,536
   Norwest                           152,972         5,478
   PNC Bank                           59,860         2,694
   Regions Financial                  42,700         1,548
   Republic New York                  21,700           857
   State Street                       32,500         1,773
   Summit Bancorp                     34,700         1,301
   SunTrust Banks                     42,030         2,606
   Synovus Financial                  52,400         1,035
   U.S. Bancorp                      148,431         5,279
   Wachovia                           41,478         3,536
   Washington Mutual                  77,104         2,602
   Wells Fargo                        17,128         6,080
                                                ----------
                                                   125,741
                                                ----------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.6%
   Clear Channel Communications*      50,000         2,375
   Mediaone Group*                   121,760         5,411
   Omnicom Group                      34,300         1,544
                                                ----------
                                                     9,330
                                                ----------
CHEMICALS -- 2.0%
   Air Products & Chemicals           46,640         1,388
   Avery Dennison                     23,630         1,032
   B.F. Goodrich                      14,650           479
   Dow Chemical                       44,850         3,832
   E.I. du Pont de Nemours           226,090        12,689
   Eastman Chemical                   15,891           802

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1998 (UNAUDITED)



S&P 500 INDEX PORTFOLIO - CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   FMC*                                7,065    $      364
   Great Lakes Chemical               11,800           459
   Hercules                           19,095           574
   Monsanto                          120,250         6,779
   Morton International               26,195           573
   Nalco Chemical                     13,100           386
   Praxair                            31,765         1,038
   Rohm & Haas                        35,905           999
   Union Carbide                      27,465         1,184
   W.R. Grace*                        15,300           190
                                                ----------
                                                    32,768
                                                ----------
COMMUNICATIONS -- 8.9%
   Airtouch Communications*          114,690         6,537
   Alltel                             55,082         2,610
   Ameritech                         220,220        10,433
   Andrew*                            17,215           228
   AT&T                              361,299        21,113
   Bell Atlantic                     310,914        15,060
   BellSouth                         195,480        14,710
   Comcast, Cl A*                     73,927         3,470
   GTE                               192,880        10,608
   Harris*                            16,130           516
   Interpublic Group                  27,450         1,481
   Lucent Technologies               262,746        18,146
   Marriott International, Cl A*      49,940         1,192
   Motorola                          119,460         5,099
   Northern Telecom Ltd              130,150         4,165
   SBC Telecommunications            367,232        16,319
   Scientific-Atlanta                 15,684           331
   Sodexho Marriott Services*          3,317           100
   Sprint                             85,700         6,170
   Tele-Communications, Cl A*        104,607         4,093
   Tellabs*                           38,600         1,537
   Viacom, Cl B*                      71,500         4,147
                                                ----------
                                                   148,065
                                                ----------
COMMUNICATIONS EQUIPMENT -- 0.1%
   Ascend Communications*             39,500         1,797
   General Instrument*                30,200           653
                                                ----------
                                                     2,450
                                                ----------
COMPUTERS & SERVICES -- 10.5%
   Apple Computer*                    26,820         1,023
   Cabletron Systems*                 32,900           370
   Ceridian*                          14,665           841
   Cisco Systems*                    310,650        19,202
   Compaq Computer                   334,356        10,574
   Computer Associates International 112,152         4,150
   Computer Sciences*                 31,420         1,712
   Data General*                       9,670           105
   Dell Computer*                    252,900        16,628

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   EMC*                               99,800    $    5,707
   First Data                         88,904         2,089
   Gateway 2000*                      14,900           777
   Hewlett Packard                   207,660        10,993
   IBM                               186,460        23,867
   Microsoft*                        491,100        54,052
   Novell*                            70,600           865
   Oracle Systems*                   194,043         5,652
   Pitney Bowes                       54,920         2,887
   Seagate Technology*                48,400         1,213
   Shared Medical Systems              5,295           282
   Silicon Graphics*                  38,000           356
   Sun Microsystems*                  75,400         3,756
   Tandy                              20,194         1,080
   Texas Instruments                  77,720         4,100
   Unisys*                            50,185         1,142
                                                ----------
                                                   173,423
                                                ----------
CONSTRUCTION -- 0.3%
   Armstrong World Industries          8,065           431
   Centex                             11,980           413
   Fluor                              16,530           679
   Foster Wheeler                      8,165           112
   Halliburton                        87,710         2,505
   McDermott International            12,165           328
   Owens-Corning Fiberglass           10,865           354
                                                ----------
                                                     4,822
                                                ----------
CONTAINERS & PACKAGING -- 0.1%
   Ball                                6,095           215
   Crown Cork & Seal                  24,785           663
   Owens-Illinois*                    31,100           778
                                                ----------
                                                     1,656
                                                ----------
ELECTRICAL SERVICES -- 0.3%
   Ameren                             27,600         1,157
   Consolidated Edison                46,890         2,444
   FirstEnergy*                       47,405         1,473
                                                ----------
                                                     5,074
                                                ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT -- 2.6%
   3Com*                              71,700         2,155
   Advanced Micro Devices*            28,830           535
   AMP                                43,678         1,561
   Autodesk                            9,200           242
   Automatic Data Processing          59,920         4,479
   Honeywell                          25,360         1,625
   Intel                             337,840        28,970
   Johnson Controls                   17,030           792
   LSI Logic*                         28,300           357
   Micron Technology                  42,300         1,288
   Millipore                           8,790           168

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   National Semiconductor*            33,112    $      321
   Perkin Elmer                        9,665           664
   Tektronix                          10,055           156
   Thomas & Betts                     11,140           424
                                                ----------
                                                    43,737
                                                ----------
ENTERTAINMENT -- 0.0%
   Mirage Resorts*                    36,100           605
                                                ----------
ENVIRONMENTAL SERVICES -- 0.5%
   Browning-Ferris Industries         37,035         1,120
   Ecolab                             25,900           737
   Laidlaw                            65,900           622
   Waste Management*                 112,514         5,408
                                                ----------
                                                     7,887
                                                ----------
FINANCIAL SERVICES -- 4.4%
   Allstate*                         167,104         6,966
   American Express                   91,147         7,075
   Associates First Capital           68,946         4,499
   Bear Stearns                       22,700           702
   Capital One Financial              13,100         1,356
   Charles Schwab                     53,100         2,091
   Countrywide Credit Industries      21,900           912
   Equifax                            29,700         1,060
   FHLMC                             135,800         6,714
   FNMA                              207,160        13,310
   Franklin Resources                 50,400         1,512
   Household International            98,391         3,690
   Lehman Brothers Holding            23,900           675
   MBNA                              100,275         2,870
   Merrill Lynch                      69,600         3,297
   Morgan Stanley                    119,461         5,144
   SLM Holding                        33,900         1,100
   Transamerica                       12,430         1,318
   Travelers Group                   230,959         8,661
                                                ----------
                                                    72,952
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 6.9%
   Adolph Coors, Cl B                  7,265           334
   Agribrands International*           2,156            51
   Anheuser Busch                     96,700         5,222
   Archer-Daniels-Midland            119,842         2,007
   Bestfoods                          57,520         2,786
   Brown-Forman, Cl B                 13,860           832
   Campbell Soup                      89,760         4,505
   Coca-Cola                         486,060        28,009
   Conagra                            97,484         2,626
   Fortune Brands                     34,840         1,032
   General Mills                      30,960         2,167
   H.J. Heinz                         72,320         3,697
   Hershey Foods                      28,800         1,971
   Kellogg                            81,480         2,684

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   PepsiCo                           297,080    $    8,745
   Philip Morris                     485,930        22,383
   Quaker Oats                        27,260         1,608
   Ralston-Purina Group               62,380         1,825
   RJR Nabisco                        64,900         1,635
   Sara Lee                           92,980         5,021
   Seagram                            68,900         1,977
   Supervalu                          24,260           566
   Sysco                              67,220         1,584
   Unilever NV, ADR                  127,940         7,836
   UST                                37,340         1,104
   William Wrigley, Jr.               23,405         1,777
                                                ----------
                                                   113,984
                                                ----------
FOOTWEAR -- 0.1%
   Nike, Cl B                         57,320         2,110
   Reebok International               11,320           154
                                                ----------
                                                     2,264
                                                ----------
GAS/NATURAL GAS -- 0.1%
   Oneok*                              6,400           218
   Sempra Energy*                     48,127         1,254
                                                ----------
                                                     1,472
                                                ----------
GLASS PRODUCTS -- 0.3%
   Corning                            46,160         1,359
   Newell                             32,100         1,479
   PPG Industries                     35,690         1,947
                                                ----------
                                                     4,785
                                                ----------
HOUSEHOLD PRODUCTS -- 2.9%
   Alberto-Culver, Cl B               11,480           268
   Avon Products                      52,640         1,477
   Clorox                             20,870         1,722
   Colgate Palmolive                  58,988         4,041
   Gillette                          224,376         8,582
   International Flavors
     & Fragrances                     21,495           709
   Jostens                             7,350           153
   Masco                              67,980         1,674
   Maytag                             18,230           870
   Minnesota Mining
     & Manufacturing                  80,530         5,934
   National Service Industries         8,485           270
   Procter & Gamble                  267,908        19,005
   Raychem                            16,830           410
   Rubbermaid                         30,160           722
   Sherwin Williams                   34,960           756
   Snap-On Tools                      11,897           367
   Stanley Works                      17,630           524
   Tupperware                         12,550           147
   Whirlpool                          15,205           715
                                                ----------
                                                    48,346
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1998 (UNAUDITED)



S&P 500 INDEX PORTFOLIO - CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
INSURANCE -- 3.6%
   Aetna                              29,287    $    2,035
   American General                   50,539         3,228
   American International Group      209,758        16,151
   Aon                                33,950         2,190
   Chubb                              33,060         2,083
   Cigna                              41,990         2,777
   Cincinnati Financial               33,600         1,033
   Conseco                            62,253         1,903
   General Re                         15,100         3,065
   Hartford Financial Services Group  47,330         2,245
   Jefferson Pilot                    21,405         1,295
   Lincoln National                   20,230         1,664
   Loews                              23,200         1,958
   Marsh & McLennan                   51,115         2,543
   MBIA                               19,700         1,058
   MGIC Investment                    23,000           848
   Progressive of Ohio                14,600         1,646
   Provident                          27,000           911
   Providian Financial                19,130         1,622
   SAFECO                             28,420         1,185
   St. Paul                           47,176         1,533
   SunAmerica                         39,300         2,397
   Torchmark                          28,274         1,016
   United Healthcare                  38,800         1,358
   UNUM                               27,800         1,381
                                                ----------
                                                    59,125
                                                ----------
LUMBER & WOOD PRODUCTS -- 0.1%
   Georgia-Pacific                    18,300           835
   Louisiana-Pacific                  22,112           451
                                                ----------
                                                     1,286
                                                ----------
MACHINERY -- 4.7%
   Aeroquip-Vickers                    5,715           164
   Applied Materials*                 72,900         1,841
   Baker Hughes                       63,348         1,326
   Black & Decker                     18,535           772
   Briggs & Stratton                   4,940           203
   Brunswick                          20,030           259
   Case Equipment                     14,900           324
   Caterpillar                        73,000         3,253
   Cincinnati Milacron                 7,995           123
   Cooper Industries                  23,795           970
   Crane                              13,819           325
   Cummins Engine                      7,740           230
   Deere                              49,390         1,494
   Dover                              44,440         1,372
   Emerson Electric                   88,130         5,486
   General Electric                  646,860        51,466
   General Signal                      8,694           295
   Harnischfeger Industries            9,405           106
   Illinois Tool Works                49,740         2,711

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Ingersoll Rand                     33,305    $    1,264
   Kaufman & Broad Home                7,937           186
   NACCO Industries, Cl A              1,625           163
   Pall                               24,993           555
   Parker-Hannifin                    22,278           661
   PULTE                               8,590           211
   Tenneco                            34,112         1,121
   Timken                             12,540           190
   W.W. Grainger                      19,680           829
                                                ----------
                                                    77,900
                                                ----------
MEASURING DEVICES -- 0.1%
   KLA Instruments*                   17,500           435
   Mallinckrodt                       14,485           294
   Thermo Electron*                   32,800           494
                                                ----------
                                                     1,223
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 12.5%
   Abbott Laboratories               307,320        13,349
   Allergan                           13,200           771
   Alza*                              17,400           755
   American Home Products            262,880        13,768
   Amgen*                             50,600         3,823
   Bausch & Lomb                      11,180           440
   Baxter International               56,973         3,390
   Becton, Dickinson                  49,520         2,037
   Biomet*                            22,500           780
   Boston Scientific*                 39,100         2,009
   Bristol-Myers Squibb              198,740        20,644
   C.R. Bard                          11,435           422
   Columbia HCA Healthcare           128,959         2,587
   Eli Lilly                         220,420        17,262
   Guidant                            30,400         2,257
   HCR Manor Care*                    12,847           377
   Healthsouth Rehabilitation*        84,112           888
   Humana*                            33,500           549
   Johnson & Johnson                 268,740        21,029
   Medtronic                          93,740         5,425
   Merck                             237,925        30,826
   Pfizer                            258,540        27,389
   Pharmacia & Upjohn                101,642         5,101
   Schering Plough                   146,660        15,188
   Sigma Aldrich                      20,200           583
   St. Jude Medical                   16,950           392
   Tenet Healthcare*                  61,360         1,764
   United States Surgical             15,400           642
   Warner Lambert                    163,260        12,326
                                                ----------
                                                   206,773
                                                ----------
METAL & METAL INDUSTRIES -- 0.7%
   Alcan Aluminum                     45,252         1,061
   Aluminum Company of America        37,333         2,651
4

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Armco*                             21,700    $      109
   Asarco                              7,865           150
   Barrick Gold                       74,300         1,486
   Battle Mountain Gold, Cl A         45,700           277
   Bethlehem Steel*                   25,830           213
   Cyprus AMAX Minerals               18,902           250
   Engelhard                          29,117           515
   Freeport-McMoran Copper
     & Gold, Cl B                     35,900           426
   Homestake Mining                   42,000           509
   Inco                               33,400           342
   Newmont Mining                     31,522           764
   Nucor                              17,680           718
   Phelps Dodge                       11,830           617
   Placer Dome Group                  49,729           687
   Reynolds Metals                    14,635           744
   USX-U.S. Steel Group               17,467           417
   Worthington Industries             19,522           244
                                                ----------
                                                    12,180
                                                ----------
MISCELLANEOUS BUSINESS SERVICES -- 0.5%
   Adobe Systems                      13,300           461
   Cendant*                          171,110         1,989
   Electronic Data Systems            98,100         3,256
   HBO                                86,100         2,486
   Parametric Technology*             54,400           547
                                                ----------
                                                     8,739
                                                ----------
MISCELLANEOUS MANUFACTURING -- 0.4%
   Tyco International Ltd            117,038         6,466
                                                ----------
OIL & GAS -- 5.9%
   Amerada Hess                       18,430         1,063
   Amoco                             190,990        10,290
   Ashland                            15,325           709
   Atlantic Richfield                 63,860         4,530
   Burlington Resources               35,663         1,333
   Chevron                           130,720        10,989
   Coastal                            42,804         1,445
   Exxon                             477,990        33,549
   Helmerich & Payne                   9,990           210
   Kerr McGee                          9,635           438
   Mobil                             156,190        11,861
   Occidental Petroleum               70,530         1,516
   Oryx Energy*                       21,370           276
   Pennzoil                            9,565           335
   Phillips Petroleum                 51,935         2,344
   Rowan*                             17,505           196
   Schlumberger                      108,534         5,461
   Sun                                18,870           604
   Texaco                            107,720         6,753

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Unocal                             48,090    $    1,743
   USX-Marathon Group                 58,035         2,057
                                                ----------
                                                    97,702
                                                ----------
PAPER & PAPER PRODUCTS -- 0.9%
   Bemis                              10,790           378
   Boise Cascade                      11,131           282
   Champion International             19,400           607
   Fort James                         44,327         1,454
   International Paper                61,179         2,852
   Kimberly-Clark                    110,774         4,486
   Mead                               20,720           610
   Potlatch                            5,870           200
   Stone Container                    20,116           174
   Temple-Inland                      11,290           541
   Union Camp                         13,955           549
   Westvaco                           20,190           485
   Weyerhaeuser                       39,570         1,669
   Willamette Industries              22,400           643
                                                ----------
                                                    14,930
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 0.1%
   Anadarko Petroleum                 24,200           951
   Apache                             19,900           534
   Union Pacific Resources            49,991           616
                                                ----------
                                                     2,101
                                                ----------
PETROLEUM REFINING -- 1.2%
   Royal Dutch Petroleum             426,140        20,295
                                                ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.6%
   Eastman Kodak                      64,265         4,969
   Polaroid                            8,758           215
   Xerox                              65,375         5,541
                                                ----------
                                                    10,725
                                                ----------
PRINTING & PUBLISHING -- 1.4%
   American Greetings, Cl A           14,100           558
   Deluxe                             16,255           462
   Dow Jones                          18,900           879
   Gannett                            56,670         3,035
   Knight-Ridder                      15,570           693
   McGraw-Hill                        20,070         1,591
   Meredith                           10,580           339
   Moore                              17,800           188
   New York Times, Cl A               38,660         1,063
   R.R. Donnelley & Sons              28,260           994
   Time Warner                       119,764        10,487
   Times Mirror, Cl A                 17,865           949
   Tribune                            24,560         1,236
                                                ----------
                                                    22,474
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1998 (UNAUDITED)



S&P 500 INDEX PORTFOLIO - CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.4%
   Dun & Bradstreet*                  34,532    $      932
   EG&G                                9,140           207
   H&R Block                          21,070           872
   Ikon Office Solutions              27,230           196
   IMS Health*                        32,832         2,034
   Service International              51,444         1,640
                                                ----------
                                                     5,881
                                                ----------
RECREATIONAL PRODUCTS & SERVICES -- 0.8%
   Harrah's Entertainment*            20,385           271
   Hasbro                             26,278           775
   Hilton Hotels                      49,505           845
   King World Productions*            14,624           382
   Mattel                             58,465         1,637
   Walt Disney                       410,001        10,378
                                                ----------
                                                    14,288
                                                ----------
REPAIR SERVICES -- 0.0%
   Midas*                                100             2
                                                ----------
RETAIL -- 5.9%
   Albertson's                        48,940         2,649
   American Stores                    54,920         1,768
   Autozone*                          30,700           756
   Circuit City Stores                19,900           663
   Consolidated Stores*               21,724           426
   Costco*                            42,958         2,035
   CVS                                77,813         3,409
   Darden Restaurants*                28,460           455
   Dayton-Hudson                      87,580         3,131
   Dillards Incorporated, Cl A        22,120           626
   Dollar General                     36,675           976
   Federated Department Stores*       41,900         1,524
   Fred Meyer*                        30,500         1,186
   Giant Food, Cl A                   11,860           512
   Great Atlantic & Pacific Tea        7,665           186
   Harcourt General                   14,266           690
   Home Depot                        293,522        11,594
   J.C. Penney                        50,530         2,271
   Kmart*                             98,380         1,174
   Kohls*                             31,500         1,229
   Kroger*                            50,960         2,548
   Longs Drug Stores*                  7,790           313
   Lowe's                             70,520         2,243
   May Department Stores              45,962         2,367
   McDonald's                        136,800         8,165
   Nordstrom                          30,660           759
   Pep Boys                           12,550           168
   Rite Aid                           51,360         1,823
   Sears Roebuck                      78,425         3,465
   The Gap                            78,280         4,129
   The Limited                        45,212           992

--------------------------------------------------------------------------------
                                                  MARKET
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
   TJX                                63,340    $    1,128
   Toys 'R' Us*                       55,165           893
   Tricon Global Restaurants*         30,698         1,197
   Venator Group*                     27,120           236
   Wal-Mart Stores                   448,120        24,479
   Walgreen                           99,380         4,379
   Wendy's International              26,475           587
   Winn Dixie Stores                  29,860         1,110
                                                ----------
                                                    98,241
                                                ----------
RUBBER & PLASTIC -- 0.0%
   Sealed Air*                         9,909           316
                                                ----------
SPECIALTY MACHINERY -- 0.2%
   CBS                               142,980         3,467
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 1.5%
   Frontier                           34,500           944
   MCI WorldCom*                     354,807        17,341
   Nextel Communications, Cl A*       57,100         1,153
   US West                           102,016         5,349
                                                ----------
                                                    24,787
                                                ----------
TRANSPORTATION SERVICES -- 0.6%
   Burlington Northern-Santa Fe       94,800         3,034
   CSX                                43,618         1,835
   Norfolk Southern                   75,400         2,191
   Ryder System                       15,130           376
   Union Pacific                      49,240         2,099
                                                ----------
                                                     9,535
                                                ----------
UTILITIES, ELECTRIC & GAS -- 3.0%
   American Electric Power            38,325         1,871
   Baltimore Gas & Electric           29,795           994
   Carolina Power & Light             30,500         1,409
   Central & South West               42,700         1,220
   Cinergy                            31,792         1,216
   Columbia Gas System                16,772           983
   Consolidated Natural Gas           19,330         1,054
   Dominion Resources                 39,375         1,757
   DTE Energy                         29,235         1,321
   Duke Power                         72,106         4,773
   Eastern Enterprises                 4,091           172
   Edison International               71,740         1,843
   Enron                              65,484         3,458
   Entergy                            49,020         1,507
   FPL Group                          36,528         2,546
   General Public Utilities           25,700         1,092
   Houston Industries                 58,851         1,832
   Niagara Mohawk Power*              41,665           641
   Nicor                               9,700           402
   Northern States Power              30,320           851
   Pacificorp                         59,200         1,136

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   PECO Energy                        44,275    $    1,619
   Peoples Energy                      7,140           257
   PG&E                               76,445         2,441
   PP&L Resources                     30,200           781
   Public Service Enterprise Group    46,183         1,816
   Sonat                              22,130           661
   Southern                          139,426         4,104
   Texas Utilities                    59,235         2,758
   UNICOM                             43,195         1,614
   Williams                           84,890         2,441
                                                ----------
                                                    50,570
                                                ----------
WHOLESALE -- 0.2%
   Cardinal Health                    26,660         2,753
                                                ----------
Total Common Stocks
   (Cost $1,042,821)                             1,622,552
                                                ----------

PREFERRED STOCK -- 0.0%
PAPER & PAPER PRODUCTS -- 0.0%
   Sealed Air Convertible, Ser A       6,877           248
                                                ----------
Total Preferred Stock
   (Cost $287)                                         248
                                                ----------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill
      5.193%, 10/15/98 (A)           $ 3,000         2,995
                                                ----------
Total U.S. Treasury Obligation
   (Cost $2,994)                                     2,995
                                                ----------

REPURCHASE AGREEMENT -- 1.9%
   J.P. Morgan
     5.600%, dated 09/30/98, matures
     10/01/98, repurchase price
     $30,537,000 (collateralized by
     various GNMA obligations, par value
     $39,596,000, 6.50%- 8.50%,
     06/15/19-09/15/28,
     total market value:
     $31,143,000) (B)                 30,532        30,532
                                                ----------
Total Repurchase Agreement
   (Cost $30,532)                                   30,532
                                                ----------
Total Investments -- 99.9%
   (Cost $1,076,634)                             1,656,327
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%            2,422
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   14,797,532 outstanding shares
   of beneficial interest                       $  418,468
Portfolio Shares of Class E
   (unlimited authorization --
   no par value) based on
   36,871,239 outstanding shares of
   beneficial interest                             601,348
Undistributed net investment income                  5,698
Accumulated net realized gain
   on investments                                   53,854
Net unrealized depreciation on futures                (312)
Net unrealized appreciation on investments         579,693
                                                ----------
Total Net Assets -- 100.0%                       $1,658,749
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                   $    32.06
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class E                   $    32.12
                                                ==========

(A) SECURITY PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(B) TRI-PARTY REPURCHASE AGREEMENT.
* NON-INCOME PRODUCING SECURITY.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LTD--LIMITED
SER--SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1998 (UNAUDITED)


BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 37.4%
   U.S. Treasury Bonds
     13.125%, 05/15/01               $   325    $      395
     11.625%, 11/15/02                   200           254
     10.750%, 05/15/03                 1,900         2,396
      8.750%, 05/15/17                   445           635
      8.875%, 02/15/19                   490           716
      8.500%, 02/15/20                   600           854
      8.000%, 11/15/21                   300           412
      7.625%, 11/15/22                 1,500         1,996
      6.500%, 11/15/26                   725           864
   U.S. Treasury Notes
      6.375%, 05/15/99                   220           222
      7.750%, 11/30/99                 2,825         2,927
      6.125%, 09/30/00                   600           620
      7.750%, 02/15/01                   200           215
      6.375%, 03/31/01                 1,500         1,569
      6.625%, 04/30/02                   100           107
      6.250%, 06/30/02                   900           957
      7.000%, 07/15/06                   200           233
      6.500%, 10/15/06                 1,625         1,843
      5.625%, 05/15/08                   750           821
                                                ----------
Total U.S. Treasury Obligations
   (Cost $16,665)                                   18,036
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.3%
   FHLB
      5.440%, 10/15/03                   150           155
   FHLB Discount Note
      5.580%, 08/17/01                   300           301
   FHLMC
      5.836%, 11/26/99                   200           202
      6.540%, 05/19/00                   250           257
      7.900%, 09/19/01                   250           272
      5.750%, 07/15/03                   200           209
   FNMA
      8.450%, 07/12/99                   200           205
      9.050%, 04/10/00                   200           213
      8.250%, 12/18/00                    50            54
      7.500%, 02/11/02                   100           109
      6.240%, 01/14/08                   150           158
      6.000%, 05/15/08                   150           163
      Zero coupon, 07/05/14              415           176
   Resolution Funding Corporation
      8.875%, 04/15/30                   230           345
   Tennessee Valley Authority
     Government Agency
      6.375%, 06/15/05                   200           215
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $2,797)                                     3,034
                                                ----------
--------------------------------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 19.8%
   Associates of North America
      5.600%, 01/15/01               $   300    $      304
   Auburn Hills Trust
     12.000%, 05/01/20                   100           169
   Baltimore Gas & Electric
      7.250%, 07/01/02                   200           216
   Bowater
      9.000%, 08/01/09                   150           193
   Cabot
      8.340%, 08/05/22                   500           604
   Campbell Soup
      8.875%, 05/01/21                   300           406
   Chase Manhattan
      8.625%, 05/01/02                   150           165
   Commercial Credit
      6.500%, 08/01/04                   150           159
   Commonwealth Edison
      6.500%, 04/15/00                   100           102
   ConAgra
      7.400%, 09/15/04                   260           289
   Dayton Hudson
      6.400%, 02/15/03                   150           156
   Dell Computer
      7.100%, 04/15/28                   100           106
   Enron
      6.750%, 09/01/04                   100           108
   Federated Department Stores
      8.125%, 10/15/02                   150           164
   First Union
      6.300%, 04/15/28                   300           303
   Ford Motor Credit
      6.125%, 01/09/06                   200           207
   GE Global Insurance
      7.000%, 02/15/26                   100           111
   General Motors
      8.500%, 01/01/03                   150           167
   Grand Metropolitan Investment
      8.000%, 09/15/22                   100           120
   Hilton Hotels
      7.375%, 06/01/02                    50            51
   Household Finance
      6.125%, 07/15/02                   100           103
   Integra Financial
      8.500%, 05/15/02                   250           278
   J.P. Morgan
      5.750%, 10/15/08                   200           203
   Manufacturers Hanover
      8.500%, 02/15/99                   200           202
   May Dept. Stores
      9.875%, 12/01/02                   100           117
   Merita Bank
      6.500%, 01/15/06                   200           205

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   New York Telephone
      8.625%, 11/15/10               $   200    $      255
   Norfolk Southern
      7.700%, 05/15/17                    70            80
   Oracle
      6.720%, 02/15/04                   100           107
   Province of Ontario
      8.000%, 10/17/01                   250           271
   Public Service of Colorado
      7.125%, 06/01/06                   200           223
   R.R. Donnelley & Sons
      9.125%, 12/01/00                   239           260
   Rockwell International
      6.750%, 09/15/02                   150           160
   Salomon Smith Barney
      7.375%, 05/15/07                   250           280
   Sears Credit Account Master
     Trust II, Ser 95-5, Cl A
      7.000%, 10/15/04                   500           516
   Sprint
      9.250%, 04/15/22                   150           201
   TCI Communications
      8.750%, 08/01/15                   100           124
   Tenn. Valley Authority
      6.000%, 03/15/13                   100           108
   Tenneco
     10.075%, 02/01/01                   250           277
   Texaco Capital
      9.000%, 12/15/99                   100           104
   Texas Utilities
      6.750%, 03/01/03                   150           159
   Travelers
      8.625%, 02/01/07                   200           241
   Union Oil California
      9.150%, 02/15/06                   150           180
   USA Waste Service
      7.000%, 10/01/04                   100           107
   Virginia Electric & Power
      7.375%, 07/01/02                   150           162
   Walt Disney
      6.750%, 03/30/06                   100           110
   Wells Fargo
      8.375%, 05/15/02                   230           255
   Worldcom
      6.400%, 08/15/05                   150           158
                                                ----------
Total Corporate Bonds
   (Cost $8,858)                                     9,546
                                                ----------
--------------------------------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY POOLED MORTGAGES -- 30.0%
   FHLMC
      8.500%, 10/01/01-01/01/23     $     92    $       98
      7.000%, 09/01/03-12/01/27        1,521         1,567
      9.000%, 11/01/04-07/01/09           38            42
      7.500%, 05/01/07-05/01/27          667           688
      6.500%, 07/01/08-04/01/28        1,569         1,599
      8.000%, 01/01/11-09/01/27          409           426
      6.000%, 06/01/11-05/01/28          478           482
      9.500%, 08/01/17-02/01/21           90            98
     10.500%, 12/01/17-06/01/19           29            34
FNMA
      8.350%, 11/10/99                   200           207
      6.500%, 03/01/03-09/01/28        1,390         1,417
      8.250%, 10/12/04                   500           517
      9.000%, 10/01/06-11/01/26          153           162
      8.500%, 05/01/07-10/01/22           95           101
      7.500%, 06/01/07-06/01/27          852           881
      8.000%, 08/01/07-12/01/24          609           634
      7.000%, 02/01/08-08/01/28        1,507         1,550
      6.000%, 12/25/08-12/25/23          402           405
      9.500%, 07/01/20-02/01/21           28            31
GNMA
      8.000%, 10/15/07-09/15/23          516           539
      9.500%, 09/15/09-07/15/17           40            44
      6.500%, 03/15/11-04/15/28          511           525
     11.500%, 04/15/15                    22            26
      8.500%, 02/15/17-11/15/22          290           308
      9.750%, 10/15/17                    23            25
     10.000%, 09/15/18-02/20/21           34            38
     11.000%, 10/15/19                     2             3
      9.000%, 11/15/19-08/15/21           94           102
      7.500%, 01/15/23-03/15/26          877           911
      7.000%, 05/15/23-09/15/28        1,010         1,043
                                                ----------
Total U.S. Government Agency Pooled Mortgages
   (Cost $14,172)                                   14,503
                                                ----------

YANKEE BONDS -- 3.1%
   International Bank
      8.250%, 09/01/16                   200           260
   Landeskredit Bank
      7.875%, 04/15/04                   250           283
   Quebec Province
      8.625%, 01/19/05                   500           581
   Republic of Ireland
      7.875%, 12/01/01                   200           217
   Santander Financial
      7.750%, 05/15/05                   150           164
                                                ----------
Total Yankee Bonds
   (Cost $1,387)                                     1,505
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1998 (UNAUDITED)


BOND INDEX PORTFOLIO -- CONCLUDED
--------------------------------------------------------------------------------
                                       FACE       MARKET
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
   Lehman Brothers 5.000%,
     dated 09/30/98, matures
     10/01/98, repurchase price
     $1,110,000, (collateralized
     by U.S. Treasury Note,
     par value $1,052,000,
     7.750%, matures 02/15/01,
     total market value:
     $1,137,000)                     $ 1,110    $    1,110
                                                ----------
Total Repurchase Agreement
   (Cost $1,110)                                     1,110
                                                ----------
Total Investments -- 98.9%
   (Cost $44,989)                                   47,734
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%              546
                                                ----------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   4,420,698 outstanding shares of
   beneficial interest                              46,079
Accumulated net realized loss
   on investments                                     (544)
Net unrealized appreciation on investments           2,745
                                                ----------
Total Net Assets -- 100.0%                      $   48,280
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                   $    10.92
                                                ==========

CL--CLASS
FHLB--FEDERAL HOME LOAN BANK
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER--SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1998 (UNAUDITED)

                                       ---------    ---------
                                        S&P 500        BOND
                                         INDEX        INDEX
                                       PORTFOLIO    PORTFOLIO
                                       ---------    ---------
INVESTMENT INCOME:
   Dividends                           $  13,262      $   --
   Interest                                  936       1,412
                                       ---------      ------
   Total Investment Income                14,198       1,412
                                       ---------      ------
EXPENSES:
   Management Fees                         1,932          79
   Waiver of Management Fees                (353)        (20)
   Investment Advisory Fees                  264          16
   Custodian/Wire Agent Fees                 148           4
   Trustee Fees                               11          --
   Pricing Fees                                7           3
   Professional Fees                          33           1
   Registration Fees                          93           3
   Distribution Fees (1)                   1,584          56
   Waiver of Distribution Fees            (1,584)        (56)
   Distribution Fees--Class A (2)            367          --
   Printing Expense                           31          (3)
   Licensing Fee                              28          --
   Other Expenses                              2           2
                                       ---------      ------
   Total Expenses                          2,563          85
                                       ---------      ------
NET INVESTMENT INCOME                     11,635       1,327
                                       ---------      ------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
   Net Realized Gain from
     Securities Sold                      37,189         108
   Net Realized Loss from
     Futures Contracts                    (2,496)         --
                                       ---------      ------
   Net Realized Gain from
     Security Transactions                34,693         108
                                       ---------      ------
   Change in Unrealized Appreciation
     (Depreciation) on
       Investment Securities            (171,406)      1,642
   Change in Unrealized Depreciation
     on Futures Contracts                   (536)         --
                                       ---------      ------

   Net Change in Unrealized
     Appreciation (Depreciation)
        on Investments                  (171,942)      1,642
                                       ---------      ------
   Net Realized and Unrealized
     Gain (Loss) on Investments         (137,249)      1,750
                                       ---------      ------
NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                   $(125,614)     $3,077
                                       =========      ======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES.
(2) FEES ARE INCURRED AT THE CLASS A LEVEL ONLY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              11

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1998 (UNAUDITED) AND FOR THE YEAR ENDED MARCH 31, 1998

                                                                         ----------------------------------------------
                                                                                S&P 500 INDEX           BOND INDEX
                                                                                  PORTFOLIO              PORTFOLIO
                                                                         ----------------------------------------------
                                                                            4/1/98-      4/1/97-     4/1/98-    4/1/97-
                                                                            9/30/98      3/31/98     9/30/98    3/31/98
                                                                         ----------   ----------     -------    -------
OPERATIONS:
   Net Investment Income                                                 $   11,635   $   20,163     $ 1,327    $ 2,438
   Net Realized Gain from Security Transactions                              34,693       25,776         108        210
   Net Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                 (171,942)     461,338       1,642      1,636
                                                                         ----------   ----------     -------    -------
   Net Increase (Decrease) in Net Assets Resulting from Operations         (125,614)     507,277       3,077      4,284
                                                                         ----------   ----------     -------    -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                    (11,002)     (19,320)     (1,327)    (2,438)
   Net Realized Gain                                                             --       (9,993)         --         --
                                                                         ----------   ----------     -------    -------
   Total Distributions                                                      (11,002)     (29,313)     (1,327)    (2,438)
                                                                         ----------   ----------     -------    -------
CAPITAL SHARE TRANSACTIONS:*
CLASS A: (1)
   Proceeds from Shares Issued                                              146,501      290,554       9,531     23,021
   Reinvestment of Cash Distributions                                         2,703        5,032         270        704
   Cost of Shares Redeemed                                                  (85,937)     (43,002)     (6,553)   (17,980)
                                                                         ----------   ----------     -------    -------
   Net Increase from Class A Transactions                                    63,267      252,584       3,248      5,745
                                                                         ----------   ----------     -------    -------
CLASS E: (2)
   Proceeds from Shares Issued                                              184,922      434,840          --         --
   Reinvestment  of Cash Distributions                                        4,598       13,097          --         --
   Cost of Shares Redeemed                                                 (209,423)    (371,143)         --         --
                                                                         ----------   ----------     -------    -------
   Net Increase (Decrease) from Class E Transactions                        (19,903)      76,794          --         --
                                                                         ----------   ----------     -------    -------
   Net Increase from Capital Share Transactions                              43,364      329,378       3,248      5,745
                                                                         ----------   ----------     -------    -------
   Net Increase (Decrease) in Net Assets                                    (93,252)     807,342       4,998      7,591
                                                                         ----------   ----------     -------    -------
NET ASSETS:
   Beginning of Year                                                      1,752,001      944,659      43,282     35,691
                                                                         ----------   ----------     -------    -------
   End of Year                                                           $1,658,749   $1,752,001     $48,280    $43,282
                                                                         ==========   ==========     =======    =======
*SHARES ISSUED AND REDEEMED:
CLASS A: (1)
   Shares Issued                                                              4,248        9,710         898      2,216
   Shares Issued in Lieu of Cash Distributions                                   76          171          26         68
   Shares Redeemed                                                           (2,520)      (1,408)       (619)    (1,736)
                                                                         ----------   ----------     -------    -------
     Total Class A Transactions                                               1,804        8,473         305        548
                                                                         ----------   ----------     -------    -------
CLASS E: (2)
   Shares Issued                                                              5,345       14,759          --         --
   Shares Issued in Lieu of Cash Distributions                                  129          450          --         --
   Shares Redeemed                                                           (6,016)     (12,483)         --         --
                                                                         ----------   ----------     -------    -------
     Total Class E Transactions                                                (542)       2,726          --         --
                                                                         ----------   ----------     -------    -------
   Increase in Shares                                                         1,262       11,199         305        548
                                                                         ==========   ==========     =======    =======

(1) ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS E SHARES TO CLASS A SHARES.
(2) ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS A SHARES TO CLASS E SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- FOR THE PERIOD ENDED SEPTEMBER 30, 1998 (UNAUDITED)
AND FOR THE YEARS ENDED MARCH 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




              NET ASSET                NET REALIZED AND   DIVIDENDS
               VALUE,          NET        UNREALIZED      FROM NET
              BEGINNING    INVESTMENT  GAINS OR (LOSSES) INVESTMENT
              OF PERIOD      INCOME      ON SECURITIES     INCOME
------------------------------------------------------------------------


-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------

  CLASS A
  1998*        $34.71         $0.21         $(2.66)        $(0.20)
  1998          24.06          0.41          10.86          (0.41)
  1997          20.87          0.48           3.47          (0.43)
  1996(1)       20.82            --           0.05             --
  CLASS E
  1998*        $34.77         $0.23         $(2.66)        $(0.22)
  1998          24.10          0.45          10.88          (0.45)
  1997          20.88          0.46           3.54          (0.45)
  1996          16.40          0.44           4.72          (0.37)
  1995          15.07          0.42           1.79          (0.42)
  1994          15.80          0.43          (0.22)         (0.42)
  1993          14.17          0.40           1.69          (0.40)


--------------------
BOND INDEX PORTFOLIO
--------------------

  1998*        $10.52         $0.31          $0.40         $(0.31)
  1998          10.01          0.64           0.51          (0.64)
  1997          10.26          0.64          (0.21)         (0.68)
  1996(2)        9.90          0.64           0.36          (0.64)
  1995          10.09          0.63          (0.20)         (0.62)
  1994          10.43          0.56          (0.33)         (0.57)
  1993           9.87          0.66           0.56          (0.66)





              DISTRIBUTIONS                                           RATIO OF
                  FROM      NET ASSET                NET ASSETS       EXPENSES
                 CAPITAL   VALUE, END     TOTAL        END OF        TO AVERAGE
                  GAINS    OF  PERIOD    RETURN     PERIOD (000)     NET ASSETS
-------------------------------------------------------------------------------

-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------

  CLASS A
  1998*          $   --      $32.06       (7.11)%**  $  474,455         0.40%
  1998            (0.21)      34.71       47.43         451,077         0.40
  1997            (0.33)      24.06       19.22         108,770         0.40
  1996(1)            --       20.87        0.24**         3,007         0.46
  CLASS E
  1998*          $   --      $32.12       (7.04)%**  $1,184,294         0.25%
  1998            (0.21)      34.77       47.62       1,300,924         0.25
  1997            (0.33)      24.10       19.46         835,889         0.25
  1996            (0.31)      20.88       31.88         630,566         0.25
  1995            (0.46)      16.40       15.26         458,012         0.25
  1994            (0.52)      15.07        1.19         424,647         0.25
  1993            (0.06)      15.80       14.97         675,484         0.25


---------------------
BOND INDEX PORTFOLIO
---------------------

  1998*           $  --      $10.92        6.90%**    $  48,280          0.38%
  1998               --       10.52       11.81          43,282          0.38
  1997               --       10.01        4.36          35,691          0.38
  1996(2)            --       10.26       10.31          51,185          0.38
  1995               --        9.90        4.54          45,643          0.38
  1994               --       10.09        2.10          56,161          0.38
  1993               --       10.43       12.73          56,032          0.38



                                                      RATIO OF
                                        RATIO      NET INVESTMENT
                 RATIO OF NET        OF EXPENSES       INCOME
                  INVESTMENT         TO AVERAGE      TO AVERAGE
                    INCOME           NET ASSETS      NET ASSETS     PORTFOLIO
                  TO AVERAGE         (EXCLUDING      (EXCLUDING     TURNOVER
                  NET ASSETS          WAIVERS)        WAIVERS)        RATE
--------------------------------------------------------------------------------
-----------------------
S&P 500 INDEX PORTFOLIO
-----------------------

  CLASS A
  1998*              1.22%              0.44%           1.18%            5%
  1998               1.37               0.44            1.33             4
  1997               1.84               0.46            1.78             2
  1996(1)            0.97               0.58            0.85             3
  CLASS E
  1998*              1.37%              0.54%           1.08%            5%
  1998               1.55               0.54            1.26             4
  1997               2.03               0.54            1.74             2
  1996               2.31               0.35            2.21             3
  1995               2.69               0.35            2.59             4
  1994               2.57               0.33            2.49            23
  1993               2.75               0.35            2.65             1


--------------------
BOND INDEX PORTFOLIO
--------------------

  1998*              5.91%              0.72%           5.57%           18%
  1998               6.22               0.78            5.82            44
  1997               6.26               0.71            5.93            46
  1996(2)            6.20               0.48            6.10            59
  1995               6.33               0.48            6.23            21
  1994               5.35               0.47            5.26            55
  1993               6.49               0.45            6.42           115

 *       FOR THE PERIOD ENDED 9/30/98. ALL RATIOS FOR THAT PERIOD HAVE
         BEEN ANNUALIZED.
**       THE TOTAL RETURN HAS NOT BEEN ANNUALIZED.
[DAGGER] ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF
         THE CLASS E SHARES TO CLASS A SHARES.
[DOUBLE
 DAGGER] ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF
         THE CLASS A SHARES TO CLASS E SHARES.
(1) S&P 500 INDEX CLASS A SHARES, FORMERLY THE CLASS E SHARES, WERE OFFERED BEGINNING FEBRUARY 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) THE INVESTMENT ADVISER WAS CHANGED FROM WORLD ASSET MANAGEMENT TO MELLON BOND ASSOCIATES EFFECTIVE OCTOBER 2, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1998 (UNAUDITED)

1.   ORGANIZATION
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two portfolios: the S&P 500 Index Portfolio and the Bond Index Portfolio (the "Portfolios"). The Trust's prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The Trust is registered to offer Class A and Class E shares of the S&P 500 Index Portfolio and Class A shares of the Bond Index Portfolio. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolios.
     SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using a method which approximates the effective interest method.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by SEI Fund Management (the "Manager") and the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.
     FUTURES CONTRACTS -- The S&P 500 Index Portfolio invests in S&P 500 futures contracts. For each S&P 500 futures contract, the Portfolio pledges Treasury bills with the broker valued at approximately $10,000 per contract. Subsequent payments to and from the broker are made on a daily basis or upon expiration or closing of the position, as the value of the S&P 500 Index fluctuates. These fluctuations make the positions in the futures contracts more or less valuable, which results in gains or losses to the Portfolio. The S&P 500 Index Portfolio's investment in S&P 500 Index futures contracts is designed to assist the Portfolio in more closely approximating the performance of the S&P 500 Index. Risks of entering into S&P 500 Index futures contracts include the possi-

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1998 (UNAUDITED)

bility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Should the S&P 500 Index move unexpectedly, the Portfolio may not receive the anticipated benefits from the S&P 500 Index futures contracts and may realize a loss.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Fund are prorated to the Portfolios on the basis of relative net assets.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     OTHER -- Distributions from net investment income for the Portfolios are paid to shareholders in the form of monthly dividends for the Bond Index Portfolio and quarterly for the S&P 500 Index Portfolio. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. These reclassifications have no effect on net assets or net asset values per share.

3.   TRANSACTIONS WITH AFFILIATES
The Trust and the Manager are parties to management agreements for the S&P 500 Index Portfolio and Bond Index Portfolio dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Portfolios for an annual fee equal to .22% of the average daily net assets of the S&P 500 Index Portfolio and
 .35% of average daily net assets of the Bond Index Portfolio. The Manager has agreed to waive its fee so that the total annual expenses of each Portfolio will not exceed the lower of the maximum limitations established by certain states or voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.
     SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A and Class E shares pursuant to which shareholder servicing fees of up to .15% or
 .25%, respectively, of the average daily net assets attributable to the particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
                                                                              15

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1998 (UNAUDITED)

4.   INVESTMENT ADVISORY AGREEMENT
Under an investment advisory agreement dated January 31, 1995, World Asset Management serves as the Investment Adviser of the S&P 500 Index Portfolio. For its services as Investment Adviser, World Asset Management receives a monthly fee at an annual rate of .03% of the average daily net assets of the S&P 500 Index Portfolio. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Portfolio under an advisory agreement dated October 2, 1995. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of .07% of the average daily net assets of the Bond Index Portfolio.

5.   INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended September 30, 1998, were as follows:

                                       U.S.
                                    GOVERNMENT
                                    SECURITIES      ALL OTHER           TOTAL
                                       (000)          (000)             (000)
                                    ----------      ---------         --------
              S&P 500 INDEX PORTFOLIO
Purchases                             $   --        $128,294          $128,294
Sales                                     --          89,828            89,828
               BOND INDEX PORTFOLIO
Purchases                             $8,791        $  2,047          $ 10,838
Sales                                  7,198             523             7,721

     On September 30, 1998, the total cost of securities for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at September 30, 1998, for each Portfolio is as follows:

                                                                         NET
                                    APPRECIATED    DEPRECIATED       UNREALIZED
                                    SECURITIES     SECURITIES       APPRECIATION
                                       (000)          (000)             (000)
                                    -----------    -----------      ------------
S&P 500 Index Portfolio              $650,317       $(70,936)         $579,381
Bond Index Portfolio                    2,755            (10)            2,745

     The Bond Index Portfolio invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of the repurchase agreements and other bonds held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Portfolio's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The following is a summary of credit quality ratings for securities held by the Portfolio at September 30, 1998.
                                                   % OF
                                                 PORTFOLIO
                MOODY'S                            VALUE
                -------                          ---------
U.S. Government Securities....................... 75.50%
Repurchase Agreements............................  2.32%
Other Bonds
     Aaa.........................................  1.46%
     Aa..........................................  4.17%
     A........................................... 10.24%
     Baa.........................................  6.31%
                                                 ------
                                                 100.00%
                                                 ======

     At September 30, 1998, the Bond Index Portfolio had capital loss carryforwards to the extent provided in the regulations for Federal income tax as follows:

     CAPITAL LOSS
       CARRYOVER     EXPIRES       EXPIRES      EXPIRES
        3/31/98       2003          2004         2005
     ------------   --------     ----------   ----------
       $645,487     $302,811      $100,980     $241,696

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- SEPTEMBER 30, 1998 (UNAUDITED)

6.   FUTURES CONTRACTS
A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Portfolio at September 30, 1998 is as follows:
                                                 UNREALIZED
  NUMBER OF     TRADE      FACE     SETTLEMENT   GAIN (LOSS)
  CONTRACTS     PRICE     AMOUNT       MONTH       (000)
------------  ---------   ------    ----------   -----------
     31       $1,029.90   $7,750     Dec. 1998    $  (30)
     25        1,036.20    6,250     Dec. 1998       (64)
     18        1,044.00    4,500     Dec. 1998       (81)
     15        1,039.50    3,750     Dec. 1998       (51)
      7        1,038.50    1,750     Dec. 1998       (22)
      6        1,028.00    1,500     Dec. 1998        (3)
      5        1,047.00    1,250     Dec. 1998       (26)
      5        1,058.50    1,250     Dec. 1998       (41)
      4          984.50    1,000     Dec. 1998        41
      3        1,061.50      750     Dec. 1998       (26)
      2          992.00      500     Dec. 1998        17
      2        1,077.50      500     Dec. 1998       (26)
                                                 -----------
                                                  $ (312)
                                                 ===========

7.   In-Kind Redemption
On April 14, 1998, Michigan Masonic Charitable Foundation Liquidated its full position of 1,737,031 shares in the S&P 500 Index Class E Portfolio and received a portion of its redemption in-kind for a value of $59,853,681.

                                      NOTES

                                      NOTES

                                      NOTES

-----------------------
SEI INDEX FUNDS
-----------------------
SEMI-ANNUAL REPORT
-----------------------
SEPTEMBER 30, 1998

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISERS
World Asset Management
Mellon Bond Associates

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP







THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1[BULLET]800[BULLET]DIAL[BULLET]
SEI/1[BULLET]800[BULLET]342[BULLET]5734

{LOGO OMITTED]
INVESTMENTS
DISTRIBUTION
CO.
OAKS, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-040-08